Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Line Items]
Statutory tax rate			18.00%
Percentage of effective tax rates			15.00%
Effective corporate income tax rate	(25.40%)	19.60%	60.90%	19.50%
Listing expense (in Dollars)	$ 162		$ 162
Kyivstar Group Ltd [Member]
Income taxes [Line Items]
Listing expense (in Dollars)			$ 162
VEON Holdings B.V. [Member]
Income taxes [Line Items]
Statutory tax rate					25.80%
Percentage of effective tax rates					15.00%
Effective corporate income tax rate					18.60%	18.90%